RELATED PARTIES	12 Months Ended
Dec. 31, 2022
Related Party [Abstract]
RELATED PARTIES
NOTE 12: RELATED PARTIES
The related parties of the Group are predominately subsidiaries, joint operations, joint ventures, associates and key management personnel (see note 8.1) of the Group. Transactions between the parent company, its subsidiaries and joint operations are eliminated on consolidation and are not disclosed in this note.
Related parties include the Significant Shareholder, which is a trust of which Mr. Lakshmi N. Mittal, Mrs. Usha Mittal and their children are the beneficiaries and which owns, together with shares owned directly by Mr. and Mrs. Mittal, 37.65% of ArcelorMittal’s issued ordinary shares.Transactions with related parties of the Company mainly relate to sales and purchases of raw materials and steel products and were as follows:
12.1 Sales and trade receivables

		Year ended December 31,			December 31,
		Sales			Trade receivables
Related parties and their subsidiaries where applicable	Category	2022	2021	2020	2022	2021
Calvert	Joint Venture	3,521	3,549	1,488	38	48
Gonvarri Steel Industries [1]	Associate	2,526	2,234	1,395	118	72
Aperam	Other	536	478	155	69	67
Borçelik	Joint Venture	427	484	312	6	105
Tuper	Joint Venture	336	326	128	43	60
ArcelorMittal CLN Distribuzione Italia	Joint Venture	333	499	304	2	35
Bamesa	Associate	311	370	226	20	53
Tameh	Joint Venture	292	107	64	29	19
Coils Lamiere Nastri (C.L.N.)	Associate	195	150	146	3	8
WDI [2]	Associate	195	195	106	1	2
ArcelorMittal RZK Çelik Servis Merkezi	Joint Venture	177	154	167	6	67
Acciaierie d'Italia [3]	Joint Venture	97	1,193	—	214	363
Other		798	780	651	128	185
Total		9,744	10,519	5,142	677	1,084
1.Gonvarri Steel Industries include mainly the joint ventures ArcelorMittal Gonvarri Brasil Productos Siderúrgicos and ArcelorMittal Gonvarri SSC Slovakia.
2.WDI includes Westfälische Drahtindustrie Verwaltungsgesellschaft mbH & Co. KG and Westfälische Drahtindustrie GmbH.
3.On April 14, 2021, ArcelorMittal completed an investment agreement with Invitalia, an Italian state-owned company, forming the joint venture Acciaierie d’Italia (see note 2.3.1). On September 30, 2021, the raw material supply agreement between Acciaierie d’Italia and the Company expired without renewal.
12.2 Purchases and trade payables

		Year ended December 31,			December 31,
		Purchases			Trade payables
Related parties and their subsidiaries where applicable	Category	2022	2021	2020	2022	2021
Tameh	Joint Venture	830	404	171	147	178
Global Chartering	Joint Venture	413	286	138	13	20
Aperam	Other	126	86	56	12	15
Sitrel	Joint Venture	110	88	29	—	2
AMNS India	Joint Venture	105	166	18	8	1
Integrated Metal Recycling	Joint Venture	99	167	—	3	—
Alkat	Associate	90	68	53	9	10
Exeltium	Associate	85	71	50	14	12
Baycoat	Joint Venture	60	53	46	6	6
CFL Cargo	Associate	52	71	54	14	26
Other		330	413	536	140	161
Total		2,300	1,873	1,151	366	431
12.3 Other transactions with related parties
As of December 31, 2020, the shareholder loans granted by the Company to Al Jubail, with various maturity dates, had a carrying value of 109. They were fully converted into equity in 2021 (see note 2.4.1).
As of December 3, 2014, ArcelorMittal Calvert LLC signed a member capital expenditure loan agreement with the joint venture Calvert and as of December 31, 2022 and 2021, the loans amounted to 212 and 195, respectively, including accrued interest. The loans bear interest from 2.28% to 5.66% and have various maturity dates ranging from less than 1 to 25 years.
On November 8, 2019, Baffinland entered into an agreement with a bank to finance up to 6 million tonnes at 78% of the value of the iron ore produced and hauled to the port of Milne Inlet by Baffinland up to a limit of 450. This arrangement was renewed on December 1, 2020. On October 31, 2022, Baffinland renewed the agreement with the bank to finance up to 6 million tonnes at 87% of the value of the iron ore produced and hauled to the port of Milne Inlet by Baffinland up to a limit of 600. In 2020, ArcelorMittal provided transitional marketing services to Baffinland; its shared operator rights terminated on June 30, 2018 and the Company retained marketing rights until December 31, 2019.
Following the Indian Supreme Court ruling dated October 4, 2018, ArcelorMittal completed a series of payments to the financial creditors of KSS Petron to clear overdue debts. AMNS India has the right to enforce the KSS Petron debt on behalf of the Company for an outstanding amount of 136 as of December 31, 2022 and 2021.